Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [abstract]
Concentrate stockpiles	$ 2,640	$ 1,671
Ore stockpiles	3,730	3,166
Materials and supplies	8,101	9,549
Total current inventories	14,471	14,386
Cost of inventories recognised as expense during period	169,711	162,751
Inventories write down of materials and supplies to net realizable value	$ 1,328	$ 206